Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Year-end dividends [member]	Interim dividends [member]	Share capital [member]	Capital surplus [member]	Other components of equity	Treasury shares [member]	Retained earnings [member]	Retained earnings [member] Year-end dividends [member]	Retained earnings [member] Interim dividends [member]	Attributable to owners of the controlling company [member]	Attributable to owners of the controlling company [member] Year-end dividends [member]	Attributable to owners of the controlling company [member] Interim dividends [member]	Non-controlling interests [member]	Non-controlling interests [member] Year-end dividends [member]
Beginning balance at Dec. 31, 2022	₩ 58,191,897			₩ 482,403	₩ 1,410,288	₩ (443,990)	₩ (1,892,308)	₩ 52,921,137			₩ 52,477,530			₩ 5,714,367
Comprehensive income:
Profit (loss)	1,846,059							1,698,202			1,698,202			147,857
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	(118,548)							(83,148)			(83,148)			(35,400)
Capital adjustment arising from investments in equity-accounted investees, net of tax	236,605					225,591					225,591			11,014
Net changes in fair value of equity investments at fair value through other comprehensive income, net of tax	257,725					257,122		603			257,725
Foreign currency translation differences, net of tax	110,551					34,118					34,118			76,433
Gain or losses on valuation of derivatives, net of tax	(1,292)					(641)					(641)			(651)
Total comprehensive income	2,331,100					516,190		1,615,657			2,131,847			199,253
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		₩ (246,388)	₩ (569,072)						₩ (151,698)	₩ (569,072)		₩ (151,698)	₩ (569,072)		₩ (94,690)
Changes in subsidiaries	5,805													5,805
Changes in ownership interests in subsidiaries	262,746				250,363						250,363			12,383
Interest of hybrid bonds	(8,925)													(8,925)
Repayment of hybrid bonds	(339,837)													(339,837)
Disposal of treasury shares	5,530				2,880		2,650				5,530
Share-based payment	24,107				6,783						6,783			17,324
Others	(58,363)				2,476	(4,944)		(2,441)			(4,909)			(53,454)
Total transactions with owners of the controlling company	(924,397)				262,502	(4,944)	2,650	(723,211)			(463,003)			(461,394)
Ending balance at Dec. 31, 2023	59,598,600			482,403	1,672,790	67,256	(1,889,658)	53,813,583			54,146,374			5,452,226
Comprehensive income:
Profit (loss)	1,005,276							1,125,380			1,125,380			(120,104)
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	(95,345)							(86,966)			(86,966)			(8,379)
Capital adjustment arising from investments in equity-accounted investees, net of tax	288,863					257,833					257,833			31,030
Net changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(150,443)					(133,212)		(11,838)			(145,050)			(5,393)
Foreign currency translation differences, net of tax	1,119,813					888,466					888,466			231,347
Gain or losses on valuation of derivatives, net of tax	(110)					(281)					(281)			171
Total comprehensive income	2,168,054					1,012,806		1,026,576			2,039,382			128,672
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		(275,692)	(568,433)						(189,691)	(568,433)		(189,691)	(568,433)		(86,001)
Changes in subsidiaries	32,691													32,691
Changes in ownership interests in subsidiaries	462,168				(15,440)						(15,440)			477,608
Acquisition of treasury shares	(92,311)						(92,311)				(92,311)
Retirement of treasury shares							431,107	(431,107)
Share-based payment	(2,567)				(2,567)						(2,567)
Others	120,258				3,567	75,367		(6,029)			72,905			47,353
Total transactions with owners of the controlling company	(323,886)				(14,440)	75,367	338,796	(1,195,260)			(795,537)			471,651
Ending balance at Dec. 31, 2024	61,442,768			482,403	1,658,350	1,155,429	(1,550,862)	53,644,899			55,390,219			6,052,549
Comprehensive income:
Profit (loss)	527,023							690,686			690,686			(163,663)
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	(13,163)							(26,081)			(26,081)			12,918
Capital adjustment arising from investments in equity-accounted investees, net of tax	43,321					49,174					49,174			(5,853)
Net changes in fair value of equity investments at fair value through other comprehensive income, net of tax	319,618					321,132		(2,478)			318,654			964
Foreign currency translation differences, net of tax	68,838					33,219					33,219			35,619
Gain or losses on valuation of derivatives, net of tax	8					8					8
Total comprehensive income	945,645					403,533		662,127			1,065,660			(120,015)
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		₩ (348,462)	₩ (567,156)						₩ (189,052)	₩ (567,156)		₩ (189,052)	₩ (567,156)		₩ (159,410)
Changes in subsidiaries	174,300													174,300
Changes in ownership interests in subsidiaries	772,803				35,622						35,622			737,181
Acquisition of treasury shares							0
Retirement of treasury shares							374,546	(374,546)
Others	(27,186)				600	2,548		20,763			23,911			(51,097)
Total transactions with owners of the controlling company	4,299				36,222	2,548	374,546	(1,109,991)			(696,675)			700,974
Ending balance at Dec. 31, 2025	₩ 62,392,712			₩ 482,403	₩ 1,694,572	₩ 1,561,510	₩ (1,176,316)	₩ 53,197,035			₩ 55,759,204			₩ 6,633,508